Amendments to Bylaws	12 Months Ended
Dec. 31, 2012
Amendments To Bylaws [Abstract]
Amendments to Bylaws

13. Amendments to Bylaws

On January 19, 2012, the Board approved certain amendments to the Bylaws of the Company, (the “Bylaw Amendments”), which became effective immediately upon its adoption by the Board. The Bylaw Amendments: (i) add certain procedural requirements with respect to stockholder action by written consent in lieu of a meeting, consisting of (a) clarifying provisions related to the record date, (b) requiring that an inspector of election reviews and certifies written consents and (c) providing certain requirements with respect to the dating of written consents; (ii) clarify that the Board has the sole ability to fill vacancies on the Board resulting from removal and newly created directorships resulting from any increase in the authorized number of directors; and (iii) increase the requisite percentage of stockholders required to approve a Bylaw amendment to 75% of the votes entitled to be cast at any annual election of directors from a majority of such votes.